Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt

NOTE 11 — DEBT

Debt is summarized as follows (in millions):

	Successor
	December 31, 2013	December 31, 2012
Senior Secured Term Loan Facility	$291.0	$294.0
Senior Notes	400.0	400.0
Capital lease obligations	0.3	0.3
Economic development loan	0.4	0.5
Unamortized original issue discount	(0.6)	(0.9)

	691.1	693.9
Less:
Current maturities	3.2	3.2

Long-term debt	$687.9	$690.7

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor and UCI International, Inc. as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprised of a $300.0 million senior secured term loan facility (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving credit facility (the “Senior Secured Revolving Credit Facility”). Costs of $9.5 million related to the issuance of the Senior Secured Credit Facilities are recorded as “Deferred financing costs” and are being amortized over the life of the Senior Secured Credit Facilities. At December 31, 2013 and 2012, letters of credit issued under the Senior Secured Revolving Credit Facility totaled $7.3 million and $8.0 million, respectively, which reduced the availability under the Senior Secured Revolving Credit Facility to $67.7 million and $67.0 million, respectively. At December 31, 2013 and 2012, there were no borrowings outstanding under the Senior Secured Revolving Credit Facility.

The following table provides an overview of the significant terms of the Senior Secured Credit Facilities:

Borrower:	UCI International, Inc.
Facilities:	Senior Secured Revolving Credit Facility: $75.0 million (letter of credit sublimit of $50.0 million) Senior Secured Term Loan Facility: $300.0 million
Incremental Facility Amount:	$235.0 million of incremental term or revolving facilities
Guarantors:	Holdings and certain of its direct and indirect subsidiaries including, among others, UCI and certain of its domestic subsidiaries
Security:	First priority lien on substantially all tangible and intangible assets, as well as outstanding capital stock of UCI and certain of its domestic subsidiaries and 65% of the voting equity interests in certain domestic and first-tier foreign subsidiaries
Term (Maturity Date):	Senior Secured Revolving Credit Facility: 5 years – January 26, 2016 Senior Secured Term Loan Facility: 6.5 years – July 26, 2017
Interest:

•       In the case of Eurocurrency Rate Loans, the Adjusted LIBO Rate (as defined in the Senior Secured Credit Facilities) which is subject to a floor of 1.5%, plus the applicable margin

•       In the case of Alternate Base Rate Loans, the greatest of (i) the agent’s prime rate in effect from time to time, (ii) the Federal Funds effective rate in effect from time to time plus  1⁄2 of 1% and (iii) the Adjusted LIBO Rate for a three month interest period plus 1%, plus the applicable margin

Applicable Margin:	Eurocurrency Rate Loans 4.0% per annum	Alternate Base Rate Loans 3.0% per annum
Fees:

Unused Revolving Credit Facility Commitment Fee: 1.125% per annum

Letter of Credit Fees: Outstanding Letter of Credit Fee: 4.0% per annum (rate equal to the applicable margin on Eurocurrency Rate Loans)

Amortization:	Senior Secured Revolving Credit Facility: None Senior Secured Term Loan Facility: 1% per annum, paid quarterly, balance due July 26, 2017
Optional Prepayments:	Indebtedness under the Senior Secured Credit Facilities may be voluntarily prepaid in whole or in part, subject to minimum amounts and break funding costs or pursuant to auction procedures set forth in the Senior Secured Credit Facilities
Mandatory Prepayments:	• 100% of net cash proceeds of asset sales (subject to certain exceptions)
• 100% of debt issuances not otherwise permitted by the Senior Secured Credit Facilities
• 50% of excess cash flow with step down to 25% if the Senior Secured Leverage Ratio is less than or equal to 2.0x
Financial Covenants:	(i) Maximum Senior Secured Leverage Ratio; (ii) Minimum Interest Coverage Ratio; and (iii) Maximum Capital Expenditures
Negative Covenants:	The Senior Secured Credit Facilities include certain negative covenants restricting or limiting the ability of Holdings, the borrowers and their material subsidiaries to, among other things: declare dividends or redeem stock; repay certain debt; make loans or investments; guarantee or incur additional debt; incur liens; engage in acquisitions or other business combinations; sell assets; and change the business conducted by Holdings

At December 31, 2013, Holdings and its subsidiaries were in compliance with all applicable covenants. Under the mandatory prepayment provisions of the credit agreement, Holdings is not required to make a prepayment based on the excess cash flow calculation for the year ended December 31, 2013. In March 2013, Holdings made a required $1.4 million prepayment based upon the excess cash flow calculation for the year ended December 31, 2012. This repayment was applied to the scheduled quarterly amortization payments due March 31, 2013 and June 30, 2013. Holdings anticipates having sufficient cash flows from operations and through its factoring arrangements to be able to meet all obligations for the next twelve months.

Senior Notes

On January 26, 2011, $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”), and guarantees thereof were issued. The Senior Notes bear interest at a rate of 8.625% per annum, and interest is payable semi-annually on February 15 and August 15. Costs of $13.0 million related to the issuance of the Senior Notes were recorded as “Deferred financing costs” and are being amortized over the life of the Senior Notes.

On or after February 15, 2015, UCI International, Inc. has the option to redeem all or part of the Senior Notes at the following redemption prices (expressed as percentages of principal amount):

Period	Percentage
2015	104.313%
2016	102.156%
2017 and thereafter	100.000%

In addition, at any time prior to February 15, 2015, UCI International, Inc. may redeem the Senior Notes at its option, in whole or in part, upon not less than 30 nor more than 60 days’ prior notice, at a redemption price equal to 100% of the principal amount of the Senior Notes redeemed plus the applicable premium, plus accrued and unpaid interest and additional interest, if any, to the applicable redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date).

Upon the occurrence of certain events constituting a change of control, holders of the Senior Notes have the right to require UCI International, Inc. to repurchase all or any part of the Senior Notes at a purchase price equal to 101.000% of the principal amount plus accrued and unpaid interest and additional interest, if any, to the repurchase date.

The indebtedness evidenced by the Senior Notes is senior indebtedness of UCI International, Inc., is equal in right of payment to all existing and future senior indebtedness of UCI International, Inc. and is senior in right of payment to all future subordinated indebtedness of UCI International, Inc. The Senior Notes are unconditionally guaranteed on a senior basis by Holdings and certain of its subsidiaries. The Senior Notes are effectively subordinated to any secured indebtedness of UCI International, Inc. (including indebtedness of UCI International, Inc. outstanding under the Senior Secured Credit Facilities) to the extent of the value of the assets securing such indebtedness.

The indenture governing the Senior Notes contains covenants that restrict the ability of Holdings and its subsidiaries to, among other things, incur additional debt or issue disqualified and preferred stock, make certain payments including payment of dividends or redemption of stock, make certain investments, incur certain liens, sell assets, merge or consolidate with other entities, and enter into transactions with affiliates. As of December 31, 2013, Holdings and its subsidiaries were in compliance with all covenants.

Short-term Borrowings

The Spanish local credit facilities consisted of euro-denominated revolving credit facilities with borrowing limits totaling €2.3 million. The Spanish local credit facilities were secured by certain accounts receivable related to the amounts financed. During the Successor year ended December 31, 2013, UCI International, Inc.’s Spanish subsidiary’s secured local credit facilities expired and were not renewed. At December 31, 2012, there were no borrowings outstanding under the Spanish local credit facilities.

Capital Lease Obligations

Holdings has entered into various lease agreements including leases for computer equipment and vehicles that have been accounted for as capital leases. During the Successor year ended December 31, 2012, the leases on certain vehicles were sold by one lessor to another lessor and new lease agreements were executed. Based upon the terms of these new lease agreements, the leases no longer met the criteria for recording as a capital lease. As a result, the capital lease obligations of $0.4 million and the associated capital lease assets of $0.4 million were written off. A charge of less than $0.1 million was recorded in the consolidated statements of comprehensive income (loss) as a result of this transaction.

During the Successor years ended December 31, 2013 and 2012, Holdings entered into equipment leases accounted for as capital leases. At the inception of the leases, the capitalized lease assets and capitalized leased obligations were less than $0.1 million for both 2013 and 2012.

Economic Development Loan

On September 17, 2012, Wells Manufacturing, L.P., a wholly-owned indirect subsidiary of Holdings, entered into an economic development loan for $0.5 million with the Fond du Lac County Economic Development Corp. to assist with the expansion of the vehicle electronics facility in Fond du Lac, Wisconsin. This economic development loan has a five-year maturity with annual principal payments of $0.1 million and bears interest at 2.0% per annum. Both principal and interest payments are due annually on October 1, commencing from October 1, 2013. The economic development loan contains a provision that in the event the vehicle electronics business meets and maintains certain employee headcount and wage requirements, measured on an annual basis, all or a portion of the principal and interest due will be forgiven. Wells Manufacturing, L.P. met the requirements set forth above for the first annual debt and interest payment due October 1, 2013 and received debt forgiveness for the payment. The debt forgiveness is recorded as a gain in “Miscellaneous, net” in the consolidated statements of comprehensive income (loss).

Swaption Agreement

On September 28, 2010, UCI entered into a “swaption” agreement providing UCI with the right but not the obligation to enter into an interest rate swap on or about March 23, 2012. The swaption agreement expired on March 31, 2012 without any action on UCI’s part. The cost of entering into the swaption was $0.5 million. UCI did not designate or account for the swaption as a hedge. Changes in the market value of the swaption were recognized in income as a component of “Miscellaneous, net.”

Predecessor 2010 Credit Facility and Senior PIK Notes

Borrowings of UCI International prior to the UCI Acquisition consisted of a credit facility, with UCI as borrower and with UCI International, Inc. and UCI’s domestic subsidiaries as guarantors (the “2010 Credit Facility”), and Floating Rate Senior PIK Notes (the “Senior PIK Notes”). The 2010 Credit Facility provided for borrowings of up to $500.0 million, which consisted of a term loan facility in an aggregate principal amount of $425.0 million (the “2010 Term Loan”) and a revolving credit facility in an aggregate principal amount of $75.0 million.

In connection with the UCI Acquisition, the outstanding principal balance of the 2010 Term Loan of $423.9 million was repaid and the 2010 Credit Facility was terminated. In addition, UCI International, Inc. (i) purchased $315.0 million aggregate principal amount of the Senior PIK Notes pursuant to a tender offer which commenced on January 5, 2011, (ii) called for redemption all of the Senior PIK Notes that were not purchased as of the date of the UCI Acquisition and (iii) deposited $41.2 million for the satisfaction and discharge of such remaining Senior PIK Notes with the trustee under the indenture for the Senior PIK Notes. The redemption of the remaining Senior PIK Notes was completed on February 25, 2011.

Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes

UCI International recorded a loss of $24.2 million on the early extinguishment of the 2010 Credit Facility and the Senior PIK Notes as the Predecessor in January 2011. The components of the loss on early extinguishment were as follows (in millions):

Senior PIK Notes call premium and redemption period interest	$5.0
Write-off Senior PIK Notes unamortized original issue discount	3.3
Write-off Senior PIK Notes unamortized deferred financing costs	0.9
Write-off 2010 Credit Facility unamortized original issue discount	5.1
Write-off 2010 Credit Facility unamortized deferred financing costs	8.9
Fees and expenses related to early extinguishment of debt	1.0

$24.2

Future Repayments

Below is a schedule of required future repayments of all debt outstanding on December 31, 2013 (in millions):

2014	$3.2
2015	3.2
2016	3.1
2017	282.2
2018	—
Thereafter	400.0

$691.7

Interest Expense, Net

The following table provides the detail of net interest expense for the respective periods (in millions). During the Successor years ended December 31, 2013 and 2012, $0.7 million and $0.6 million, respectively, of interest was capitalized. No interest was capitalized in 2011.

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Interest expense
Senior Secured Term Loan Facility	$16.3	$16.5	$15.5	$—
Senior Notes	34.5	34.5	32.2	—
Senior PIK Notes	—	—	—	2.4
2010 Term Loan	—	—	—	1.9
Other	0.5	1.0	1.6	0.1
Amortization
Debt issue costs
Senior Secured Term Loan Facility	1.1	1.1	1.0	—
Senior Notes	1.3	1.2	1.0	—
Senior Secured Revolving Credit Facility	0.4	0.4	0.3	—
2010 Term Loan	—	—	—	0.1
Original issue discounts	0.3	0.3	0.3	0.2

Total interest expense	54.4	55.0	51.9	4.7
Interest income	(3.0)	(0.2)	(0.2)	—

Interest expense, net	$51.4	$54.8	$51.7	$4.7